                             ARISTATA MUTUAL FUNDS

                                 EQUITY FUND

                         Supplement Dated July 1, 1999

    The following information supplements and should be read in conjunction with the information provided in the Fund's Prospectus dated August 28, 1998.

    The Fund's Adviser--Tempest, Isenhart, Chafee, Landsdowne, & Assoc., Inc.--has notified the Board of Trustees of its intent to increase the limit on total fund expenses from 0.95% to 1.05%, effective September 1, 1999.

    Based on the change described above, the following data shall be inserted in lieu of the table under the section, "FUND EXPENSES -- FEE TABLE -- ANNUAL FUND OPERATING EXPENSES":

    ANNUAL FUND OPERATING EXPENSES
      (as a percentage of average net assets)
    Management Fees (after waivers)*                             0.73%
    12b-1 Fees                                                   None
    Other Expenses                                               0.32%
                                                                ------

    Total Portfolio Operating Expenses (after waivers and
    reimbursements)*                                             1.05%
                                                                ------

    The following data shall be inserted in lieu of the table under the section, "FUND EXPENSES--FEE TABLE--EXAMPLE":

     1 year           $11
     3 years          $33
     5 years          $58
    10 years         $128

                             ARISTATA MUTUAL FUNDS

                               QUALITY BOND FUND

                          Supplement Dated July 1, 1999

    The following information supplements and should be read in conjunction with the information provided in the Fund's Prospectus dated August 28, 1998.

    The Fund's Adviser--Tempest, Isenhart, Chafee, Landsdowne, & Assoc., Inc.--has notified the Board of Trustees of its intent to increase the limit on total fund expenses from 0.65% to 0.70%, effective September 1, 1999.

    Based on the change described above, the following data shall be inserted in lieu of the table under the section, "FUND EXPENSES--FEE--TABLE ANNUAL FUND OPERATING EXPENSES":

    ANNUAL FUND OPERATING EXPENSES
      (as a percentage of average net assets)
    Management Fees (after waivers)*                              0.37%
    12b-1 Fees                                                    None
    Other Expenses                                                0.33%
                                                                 ------

    Total Portfolio Operating Expenses (after waivers and
    reimbursements)*                                              0.70%
                                                                 ------

    The following data shall be inserted in lieu of the table under the section, "FUND EXPENSES--FEE TABLE--EXAMPLE":

     1 year          $7
     3 years        $22
     5 years        $39
    10 years        $87

                             ARISTATA MUTUAL FUNDS

                     COLORADO QUALITY TAX-EXEMPT FUND

                      Supplement Dated July 1, 1999

    The following information supplements and should be read in conjunction with the information provided in the Fund's Prospectus dated August 28, 1998.

    The Fund's Adviser--Tempest, Isenhart, Chafee, Landsdowne, & Assoc., Inc.--has notified the Board of Trustees of its intent to increase the limit on total fund expenses from 0.45% to 0.50%, effective September 1, 1999.

    Based on the change described above, the following data shall be inserted in lieu of the table under the section, "FUND EXPENSES--FEE TABLE--ANNUAL FUND OPERATING EXPENSES":

    ANNUAL FUND OPERATING EXPENSES
      (as a percentage of average net assets)
    Management Fees (after waivers)*                            0.08%
    12b-1 Fees                                                  None
    Other Expenses                                              0.42%
                                                                -----
    Total Portfolio Operating Expenses (after waivers and
    reimbursements)*                                            0.50%
                                                                -----


    The following data shall be inserted in lieu of the table under the section, "FUND EXPENSES--FEE TABLE--EXAMPLE":

     1 year             $5
     3 years            $16
     5 years            $28
    10 years            $63